Provision (Benefit) for Income Taxes - Significant Components of Deferred Tax Liabilities and Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax liabilities:
Properties and equipment	$ 988	$ 738
Deferred Tax Liabilities, Derivatives	155	170
Other, net	1	17
Deferred Tax Liabilities, Gross	1,144	925
Deferred tax assets:
Accrued liabilities and other	248	124
Alternative minimum tax credits	114	60
Loss carryovers	441	51
Other, net	0	32
Total deferred tax assets	803	267
Less: valuation allowance	124	114
Total net deferred tax assets	679	153
Deferred Tax Liabilities, Net	$ 465	$ 772